RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 15  -  RELATED PARTIES

A.	Compensation to the non-executive directors:

	For the year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Fees, including reimbursement of expenses	340	274	238
Share-based compensation	113	179	252
	453	453	490

B.	Transactions with related parties:

	For the year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Consulting fees, including share-based compensation and reimbursement of expenses (1) (2)	47	57	67
Key man life insurance premium (3)	-	1	12
	47	58	79

1.
On July 1, 2005, the Company entered into an agreement with Hadar Kimchy according to which Hadar Kimchy provided marketing communication and graphical design services to the Company in consideration for a monthly fee of NIS 10,260 ($3). On August 1, 2014, the monthly fee was increased to NIS 13,680 ($4).  Such services were provided to the Company by Sigalit Kimchy, who is employed by Hadar Kimchy. On April 4, 2016, the agreement was terminated.

On April 4, 2016, the Company entered into an employment agreement with Sigalit Kimchy, according to which Ms. Kimchy serves as marcom and user interface lead, in a 60% part-time role (no less than 112 hours per month), for a monthly salary of NIS 11,200 ($3), plus up to 35 monthly overtime hours at a gross monthly rate of NIS 2,800 ($1), or an aggregate monthly salary of up to NIS 14,000 ($4).  Ms. Kimchy is entitled to an education fund, managers' insurance or pension fund and reimbursement of monthly travel expenses.

2.
In connection with the asset transfer agreement entered into with the Predecessor Entity in May 2009, the Company assumed the former obligation of the Predecessor Entity to distribute any proceeds it collects on the $1 million key man life insurance policy with respect to Yoav Kimchy, the Company's chief technology officer and a former director, to the former holders of the Series A preferred units in an amount equal to their respective capital contributed to the Predecessor Entity, less any amounts previously distributed to them, plus any accrued and unpaid dividends due to them as of the date of distribution. On November 16, 2016, the Company cancelled the key man life insurance policy with respect to Yoav Kimchy.